Variable Interest Entities ("VIE") - Summary of Bareboat Charters (Details) - Variable Interest Entity, Primary Beneficiary - USD ($)	1 Months Ended	6 Months Ended
	Jul. 31, 2021	Jun. 30, 2021
ICBCL Agreement
Variable Interest Entity [Line Items]
Lessee, operating lease, daily debt service		$ 46,850
ICBCL Agreement | Subsequent Event
Variable Interest Entity [Line Items]
2021	$ 15,000,000.0
Lessee, operating lease, daily debt service	$ 54,000
ICBCL Agreement | Golar Glacier
Variable Interest Entity [Line Items]
2021		8,620,000
2022		17,100,000
2023		4,451,000
2024		0
2025		0
2026+		0
ICBCL Agreement | Golar Kelvin
Variable Interest Entity [Line Items]
2021		10,572,000
2022		19,710,000
2023		19,710,000
2024		18,468,000
2025		0
2026+		0
ICBCL Agreement | Golar Snow
Variable Interest Entity [Line Items]
2021		8,620,000
2022		17,100,000
2023		3,607,000
2024		0
2025		0
2026+		0
ICBCL Agreement | Golar Ice
Variable Interest Entity [Line Items]
2021		10,594,000
2022		19,710,000
2023		19,710,000
2024		19,764,000
2025		162,000
2026+		0
CMBL Agreement | Golar Tundra
Variable Interest Entity [Line Items]
2021		9,004,000
2022		63,529,000
2023		0
2024		0
2025		0
2026+		0
CCBFL Agreement | Golar Seal
Variable Interest Entity [Line Items]
2021		6,802,000
2022		54,904,000
2023		0
2024		0
2025		0
2026+		0
COSCO Shipping Agreement | Golar Crystal
Variable Interest Entity [Line Items]
2021		5,183,000
2022		10,334,000
2023		10,322,000
2024		10,318,000
2025		10,287,000
2026+		12,829,000
CSSC | Hilli
Variable Interest Entity [Line Items]
2021		53,013,000
2022		103,231,000
2023		99,658,000
2024		96,171,000
2025		92,511,000
2026+		195,075,000
AVIC Agreement | Golar Bear
Variable Interest Entity [Line Items]
2021		7,923,000
2022		15,412,000
2023		14,852,000
2024		14,303,000
2025		13,733,000
2026+		$ 15,895,000